Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Schedule of carrying amounts and fair values of financial assets and financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Notes	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2025
Financial asset measured at fair value
Financial assets at FVTPL	20	$31,444	$—	$—	$31,444	$—	$19,862	$11,582	$31,444
Financial assets at amortized cost
Trade receivables	19	$—	$2,978	$—	$2,978	n/a	n/a	n/a	n/a
Deposits and other receivables	17, 19	—	8,439	—	8,439	n/a	n/a	n/a	n/a
Amount due from a related company		—	4	—	4	n/a	n/a	n/a	n/a
Cash and cash equivalents	21	—	32,131	—	32,131	n/a	n/a	n/a	n/a
		$—	$43,552	$—	$43,552
Financial liabilities measured at fair value
Warrant liabilities	27	$20,319	$—	$—	$20,319	667	—	19,652	20,319
Financial liabilities at amortized cost
Trade payables		$—	$—	$3,142	$3,142	n/a	n/a	n/a	n/a
Other liabilities	22	—	—	6,927	6,927	n/a	n/a	n/a	n/a
		$—	$—	$10,069	$10,069

		Carrying amount				Fair value
	Notes	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2024
Financial asset measured at fair value
Financial assets at FVTPL	20	$11,665	$—	$—	$11,665	$—	$—	$11,665	$11,665
Financial assets at amortized cost
Trade receivables	19	$—	$5,242	$—	$5,242	n/a	n/a	n/a	n/a
Deposits and other receivables	17, 19	—	2,280	—	2,280	n/a	n/a	n/a	n/a
Amount due from a related company		—	3	—	3	n/a	n/a	n/a	n/a
Cash and cash equivalents	21	—	52,251	—	52,251	n/a	n/a	n/a	n/a
		$—	$59,776	$—	$59,776
Financial liabilities measured at fair value
Warrant liabilities	27	$175	$—	$—	$175	175	—	—	175
Financial liabilities at amortized cost
Trade payables		$—	$—	$3,668	$3,668	n/a	n/a	n/a	n/a
Other liabilities	22	—	—	1,828	1,828	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,309	14,309	n/a	n/a	n/a	n/a
		$—	$—	$19,805	$19,805

Schedule of fair value measurements
Financial instruments measured at fair value

Type	Fair value hierarchy	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement (Note)
Financial assets at FVTPL	Level 2	The fair value is based on the published net asset value per share which is determined using observable market data for the underlying assets	n/a	n/a
	Level 3	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.
	Level 3	Asset-based approach with equity allocation using option pricing method (2024: Discounted cash flow method)	Volatility: 70.0%, risk-free rate: 2.49%, and time to liquidity event: four years (2024: Risk-adjusted discount rate: 17.5% and discount for lack of marketability: 25.1%)
The estimated fair value would increase if:
  - the underlying assets’ value is higher;
  - the volatility is higher;
  - the time to liquidity event is longer; or
  - the risk-free rate is higher.
(2024: The estimated fair value would increase if:
  - the risk-adjusted discount rate was lower; or
  - the discount for lack of marketability was lower.)

Note:    There are often interrelationships between significant unobservable inputs. For instance, the higher underlying assets’ value tends to increase with higher volatility, a longer time to liquidity event, or a higher risk-free rate. No sensitivity analysis is performed for the Level 3 financial assets as the directors of the Company consider that the exposure is insignificant.

Schedule of information about Level 3 fair value measurements
The following table shows a reconciliation of financial assets at FVTPL and warrant liabilities from the opening balances to the closing balances for Level 3 fair values.

	Financial assets at FVTPL	Warrant liabilities
Balance at January 1, 2024	$20,405	$—
Additions	129	—
Changes in fair value recognized in profit or loss	(8,869)	—
Balance at December 31, 2024 and January 1, 2025	11,665	—
Additions	—	38,858
Redemptions	(1,000)	—
Warrants exchange	—	(36,657)
Changes in fair value recognized in profit or loss	917	17,451
Balance at December 31, 2025	$11,582	$19,652

Schedule of credit risk grading framework
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognizing expected credit losses
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	Lifetime ECL – not credit-impaired
Doubtful	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit-impaired
In default	Amount is >90 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Schedule of expected credit loss assessment	Gross carrying amount

	2025
Internal credit rating	Average loss rate	Trade receivables
Performing	0%	$2,562
Doubtful	1%	414
In default	13%	18
Write-off	100%	550
		$3,544

Schedule of movement in the loss allowance account in respect of trade receivable
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Balance at January 1	$740	$2,424
Additions from acquisition (note 33(III))	—	80
Net remeasurement of loss allowance	1,019	366
Amounts written off	(498)	(2,132)
Eliminated on disposal of a subsidiary (note 34)	(695)	—
Exchange differences	—	2
Balance at December 31	$566	$740

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments.

			Contractual undiscounted cash flows
	Weighted average effective interest rate	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
Balance at December 31, 2025
Trade payables		$3,142	$3,142	$3,142	$—	$—
Other liabilities		6,927	6,927	6,927	—	—
Lease liabilities	9%	1,767	1,876	1,428	448	—
		$11,836	$11,945	$11,497	$448	$—
Balance at December 31, 2024
Trade payables		$3,668	$3,668	$3,668	$—	$—
Other liabilities		1,828	1,828	1,828	—	—
Lease liabilities	7%	5,772	7,204	4,034	1,805	1,365
Liabilities for puttable financial instrument	15%	14,309	16,834	16,834	—	—
		$25,577	$29,534	$26,364	$1,805	$1,365